1933 Act File No. 2-75769
                                          1940 Act File No. 811-3387

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  29   .....................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   23   ...................................         X

              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on March 31, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Copy to:          Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037

                              CROSS REFERENCE SHEET


     This Amendment to the Registration Statement of FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS which consists of one portfolio offering two separate classes of shares known as, (a) Institutional Shares and (b) Institutional Service Shares, is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(a-b) Cover Page.
Item 2.     Synopsis......................(a-b) Summary of Trust Expenses.
Item 3.     Condensed Financial
            Information...................(a-b) Financial Highlights;
                                          (a-b) Performance Information.
Item 4.     General Description of
            Registrant....................(a-b) General Information; (a-b)
                                          Investment Information; (a-b)
                                          Investment Objective; (a-b) Investment
                                          Policies; (a-b) Investment
                                          Limitations.
Item 5.     Management of the Trust.......(a-b)
                                          Trust Information; (a-b) Management of
                                          the Trust; (a) Distribution of
                                          Institutional Shares; (b) Distribution
                                          of Institutional Service Shares; (a-b)
                                          Administration of the Trust.
Item 6.     Capital Stock and Other
            Securities....................(a-b) Dividends; (a-b) Capital Gains;
                                          (a-b) Shareholder Information; (a-b)
                                          Voting Rights; (a-b) Tax Information;
                                          (a-b) Federal Income Tax; (a-b) State
                                          and Local Taxes; (a-b) Other Classes
                                          of Shares.
Item 7.     Purchase of Securities Being
            Offered.......................(a-b) Net Asset Value; (a) Investing
                                          in Institutional Shares; (b) Investing
                                          in Institutional Service Shares; (b)
                                          Exchange Priviledge; (a-b) Share
                                          Purchases; (a-b) Minimum Investment
                                          Required; (a-b) What Shares Cost;
                                          (a-b) Exchanging Securities for Trust
                                          Shares; (a-b) Certificates and
                                          Confirmations.
Item 8.     Redemption or Repurchase......(a) Redeeming Institutional Shares;
                                          (b) Redeeming Institutional Service
                                          Shares; (a-b) Telephone Redemption;
                                          (a-b) Written Requests; (a-b)
                                          Accounts With Low Balances.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(a-b) Cover Page.
Item 11.    Table of Contents             (a-b) Table of Contents.
Item 12.    General Information and
            History.......................(a-b) General Information About
                                          the Trust; (a-b) About Federated
                                          Investors.
Item 13.    Investment Objectives and
            Policies......................(a-b) Investment Objective and
                                          Policies.
Item 14.    Management of the Trust.......(a-b)Federated U. S. Government
                                          Securities Fund: 2-5 Years
                                          Management; (a-b) Trustees
                                          Compensation; (a-b)Trustee Liability.
Item 15.    Control Persons and Principal
            Holders of Securities         (a-b) Trust Ownership.
Item 16.    Investment Advisory and Other
            Services......................(a-b) Investment Advisory Services;
                                          (a-b) Other Services.
Item 17.    Brokerage Allocation..........(a-b) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    (a-b) Massachusetts Partnership Law.
Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered.......................(a-b) Purchasing Shares;
                                          (b) Distribution Plan; (a-b)
                                          Determining Net Asset Value;
                                          (a-b) Redeeming Shares; (a-b)
                                          Exchanging Securities for Trust
                                          Shares.
Item 20.    Tax Status....................(a-b) Tax Status.
Item 21.    Underwriters                   Not applicable.
Item 22.    Calculation of Performance
            Data..........................(a-b) Total Return; (a-b) Yield;
                                          (a-b) Performance Comparisons.
Item 23.    Financial Statements..........Filed in Part A.






Federated U.S. Government Securities Fund: 2-5 Years

Institutional Shares

PROSPECTUS

The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities
Fund: 2-5 Years. The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Institutional Shares are sold at net asset value.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS
 Summary of Trust Expenses 1 Financial Highlights -- Institutional Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 4 Trust Information 4 Management of the Trust 4 Distribution of Institutional Shares 5 Administration of the Trust 5 Net Asset Value 5 Investing in Institutional Shares 6 Share Purchases 6 Minimum Investment Required 6 What Shares Cost 6 Exchanging Securities for Trust Shares 6 Confirmations and Account Statements 6 Dividends 7 Capital Gains 7 Redeeming Institutional Shares 7 Telephone Redemption 7 Written Requests 7 Accounts with Low Balances 8 Shareholder Information 8 Voting Rights 8 Tax Information 8 Federal Income Tax 8 State and Local Taxes 8 Performance Information 8 Other Classes of Shares 8 Financial Highlights -- Institutional Service Shares 9 Financial Statements 10 Report of Independent Public Accountants Inside Back Cover

SUMMARY OF TRUST EXPENSES

                    SHAREHOLDER TRANSACTION EXPENSES
                        INSTITUTIONAL SHARES
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
   proceeds, as applicable)                                                                    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                             None
Exchange Fee                                                                                   None
                     ANNUAL OPERATING EXPENSES
        (As a percentage of average net assets)
Management Fee                                                                                0.40%
12b-1 Fee                                                                                      None
Total Other Expenses                                                                          0.14%
     Shareholder Services Fee (after waiver)(1)                                      0.00%
Total Operating Expenses(2)                                                                   0.54%

(1) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(2) The total operating expenses would have been 0.79% absent the voluntary waiver of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.
1 Year                             $ 6
3 Years                            $17
5 Years                            $30
10 Years                           $68

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                             YEAR ENDED JANUARY 31,
                           1998      1997      1996     1995    1994      1993     1992     1991     1990      1989
 NET ASSET VALUE,           $10.48   $10.74   $10.11   $10.78  $10.61    $10.25   $ 9.87   $ 9.59   $ 9.42     $ 9.88
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income      0.59     0.57     0.64     0.54    0.46      0.57     0.71     0.75     0.79*      0.81
   Net realized and           0.25    (0.26)    0.63    (0.67)   0.17      0.36     0.38     0.28     0.17*     (0.46)
   unrealized gain (loss)
   on investments
   Total from investment      0.84     0.31     1.27    (0.13)   0.63      0.93     1.09     1.03     0.96       0.35
   operations
 LESS DISTRIBUTIONS
   Distributions from net    (0.59)   (0.57)   (0.64)   (0.54)  (0.46)    (0.57)   (0.71)   (0.75)   (0.79)     (0.81)
   investment income
 NET ASSET VALUE, END OF    $10.73   $10.48   $10.74   $10.11  $10.78    $10.61   $10.25   $ 9.87   $ 9.59     $ 9.42
 PERIOD
 TOTAL RETURN(A)              8.24%    3.01%   12.86%   (1.18)%  6.07%     9.37%   11.44%   11.18%   10.52%      3.66%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                   0.54%    0.54%    0.54%    0.54%   0.52%     0.50%    0.50%    0.51%    0.51%      0.47%
   Net investment income      5.58%    5.42%    6.07%    5.16%   4.30%     5.52%    7.08%    7.75%    8.26%      8.37%
   Expense                    0.25%    0.26%    0.25%    0.02%     --        --       --       --       --       0.03%
   waiver/reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end of     $696,613 $782,056 $871,966 $731,280 $951,528 $845,620 $779,686 $791,131 $959,728 $1,246,393
   period (000 omitted)
   Portfolio turnover           71%      99%     117%     163%     131%      85%     108%      60%     166%        82%

* The effect on the 1990 per share data as a result of the Trust's change in recording interest income to include amortization of market discounts and premiums was to increase investment income by $0.05 per share and decrease net realized and unrealized gain on investments by a corresponding amount.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED JANUARY 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981. On April 13, 1995, the Board of Trustees changed the name of the Trust from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Trust.

Institutional Shares ("Shares") of the Trust are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The Trust pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. As a matter of operating policy, which may be changed without shareholder approval, the dollar-weighted average maturity of the portfolio will not be less than two years nor more than five years. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The securities in which the Trust may invest are limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies or instrumentalities, supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its total assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchase may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the Trust's adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses
upon the sale of such commitments.     INVESTING IN SECURITIES OF OTHER
INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

PORTFOLIO TURNOVER

The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

  ADVISORY FEES

  The Trust's Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

  It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
  Federated Investors.     Federated Management and other subsidiaries of
  Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at
  work in and through 4,000 financial institutions nationwide.      The Trust
  and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees
  and could result in severe penalties.     Susan M. Nason has been the Trust's
  portfolio manager since September 1991. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

  Robert J. Ostrowski has been the Trust's portfolio manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and has been a Senior Vice President of the Trust's adviser since September 1997. Mr. Ostrowski served as Vice President of the Trust's adviser from 1993 to 1997, and as an Assistant Vice President from 1992 to 1993. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust' s investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:
 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%        on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Shares in the market value of all securities and other assets of the Trust, subtracting the interest of Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated U.S. Government Securities Fund: 2-5 Years--Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 2-5 Years--Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company into federal funds. This is normally the next business day after State Street Bank and Trust Company receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a different minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that
financial intermediary.     The net asset value is determined as of the close of
trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day.      EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates. DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES

The Trust redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semiannual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Trust's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Service Shares which are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Trust.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                                                                 YEAR ENDED JANUARY 31,
                                                       1998     1997     1996    1995      1994    1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.48   $10.74   $10.11   $10.78   $10.61   $10.35
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.56     0.54     0.61     0.51     0.44     0.34
   Net realized and unrealized gain (loss) on           0.25    (0.26)    0.63    (0.67)    0.17     0.26
   investments
   Total from investment operations                     0.81     0.28     1.24    (0.16)    0.61     0.60
 LESS DISTRIBUTIONS
   Distributions from net investment income            (0.56)   (0.54)   (0.61)   (0.51)   (0.44)   (0.34)
 NET ASSET VALUE, END OF PERIOD                       $10.73   $10.48   $10.74   $10.11   $10.78   $10.61
 TOTAL RETURN(B)                                        7.97%    2.76%   12.58%   (1.42)%   5.81%    5.84%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                             0.79%    0.79%    0.79%    0.79%    0.77%    0.75%*
   Net investment income                                5.33%    5.16%    5.85%    5.00%    4.01%    5.13%*
   Expense waiver/reimbursement(c)                      0.25%    0.26%    0.25%    0.21%      --       --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $36,725  $25,791  $32,317  $33,117  $30,763  $12,987
   Portfolio turnover                                     71%      99%     117%     163%     131%      85%

* Computed on an annualized basis.

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR FISCAL YEAR ENDED JANAURY 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.


PORTFOLIO OF INVESTMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

JANUARY 31, 1998

      PRINCIPAL
       AMOUNT                                                                            VALUE

 U.S. TREASURY NOTES--98.3%
 $         55,000,000 7.750%, 12/31/1999                                             $   57,390,850
           39,340,000 7.750%, 1/31/2000                                                  41,116,988
               25,000 7.125%, 2/29/2000                                                      25,864
           35,000,000 6.875%, 3/31/2000                                                  36,079,750
           25,000,000 5.750%, 11/15/2000                                                 25,273,750
           55,000,000 5.500%, 12/31/2000                                                 55,215,050
           69,000,000 6.375%, 3/31/2001                                                  70,985,130
           25,000,000 6.500%, 5/31/2001                                                  25,846,250
           50,000,000 6.625%, 6/30/2001                                                  51,904,000
           50,000,000 6.500%, 8/31/2001                                                  51,778,500
           35,500,000 6.250%, 10/31/2001                                                 36,510,330
           60,000,000 6.125%, 12/31/2001                                                 61,503,600
           13,000,000 6.250%, 1/31/2002                                                  13,388,960
           75,000,000 6.625%, 3/31/2002                                                  78,340,500
           20,000,000 6.500%, 5/31/2002                                                  20,830,200
           25,000,000 6.250%, 6/30/2002                                                  25,814,000
           38,000,000 5.875%, 9/30/2002                                                  38,710,980
           30,000,000 5.625%, 12/31/2002                                                 30,294,000
                          TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $703,862,970)      721,008,702
 (A)REPURCHASE AGREEMENTS--0.4%
            2,825,000 BT Securities Corp., 5.610%, dated 1/30/1998, due 2/2/1998          2,825,000
                      (AT AMORTIZED COST)
                          TOTAL INVESTMENTS (IDENTIFIED COST $706,687,970)(b)         $ 723,833,702

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $706,690,184. The net unrealized appreciation of investments on a federal tax basis amounts to $17,143,518 at January 31, 1998, which consist of all appreciation.

Note: The categories of investments are shown as a percentage of net assets
      ($733,337,803) at January 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

JANUARY 31, 1998

 ASSETS:
 Investments in securities, at value (identified cost $706,687,970                   $  723,833,702
 and tax cost $706,690,184)
 Income receivable                                                                       11,032,092
 Receivable for shares sold                                                              10,800,834
   Total assets                                                                         745,666,628
 LIABILITIES:
 Payable for shares redeemed                                            $   889,071
 Income distribution payable                                              1,951,509
 Payable to Bank                                                          9,416,473
 Accrued expenses                                                            71,772
   Total liabilities                                                                     12,328,825
 Net Assets for 68,375,837 shares outstanding                                        $  733,337,803
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $  746,141,852
 Net unrealized appreciation of investments                                              17,145,732
 Accumulated net realized loss on investments                                           (29,944,169)
 Distributions in excess of net investment income                                            (5,612)
   Total Net Assets                                                                  $  733,337,803
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $696,612,680 / 64,951,620 shares outstanding                                                $10.73
 INSTITUTIONAL SERVICE SHARES:
 $36,725,123 / 3,424,217 shares outstanding                                                  $10.73

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 45,991,436
 EXPENSES:
 Investment advisory fee                                                $   3,003,737
 Administrative personnel and services fee                                    566,831
 Custodian fees                                                                40,755
 Transfer and dividend disbursing agent fees and                              222,200
 expenses
 Directors'/Trustees' fees                                                      8,019
 Auditing fees                                                                 13,794
 Legal fees                                                                     7,014
 Portfolio accounting fees                                                    117,118
 Distribution services fee--Institutional Service Shares                       75,271
 Shareholder services fee--Institutional Shares                             1,802,065
 Shareholder services fee--Institutional Service Shares                        75,271
Share registration costs                                                      35,813
 Printing and postage                                                          27,713
 Insurance premiums                                                             6,964
 Miscellaneous                                                                 19,444
   Total expenses                                                           6,022,009
 Waivers and reimbursements--
   Waiver of distribution services fee--Institutional   $    (69,249)
    Service Shares
   Waiver of shareholder services fee--Institutional      (1,784,955)
    Shares
   Waiver of shareholder services fee--Institutional          (5,167)
    Service Shares
     Total waivers                                                         (1,859,371)
       Net expenses                                                                       4,162,638
         Net investment income                                                           41,828,798
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           229,718
 Net change in unrealized appreciation of investments                                    16,005,120
   Net realized and unrealized gain on investments                                       16,234,838
     Change in net assets resulting from operations                                    $ 58,063,636

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS


                                                                         YEAR ENDED JANUARY 31,
                                                                         1998              1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    41,828,798  $    45,808,408
 Net realized loss/gain on investments ($477,074 net loss and              229,718        2,103,327
 $2,863,569 net gain, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                     16,005,120      (24,522,667)
   Change in net assets resulting from operations                       58,063,636       23,389,068
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (40,228,730)     (44,291,755)
   Institutional Service Shares                                         (1,605,680)      (1,516,653)
     Change in net assets resulting from distributions to              (41,834,410)     (45,808,408)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          267,414,601      274,782,417
 Net asset value of shares issued to shareholders in payment of         17,158,644       17,030,963
 distributions declared
 Cost of shares redeemed                                              (375,312,466)    (365,828,600)
   Change in net assets resulting from share transactions              (90,739,221)     (74,015,220)
     Change in net assets                                              (74,509,995)     (96,434,560)
 NET ASSETS:
 Beginning of period                                                   807,847,798      904,282,358
 End of period                                                     $   733,337,803  $   807,847,798

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

JANUARY 31, 1998

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide current income by investing in U.S. government securities with remaining maturities of five years or less. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. This difference is due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.
 INCREASE (DECREASE)
                     ACCUMULATED
                    NET REALIZED
   PAID IN CAPITAL    GAIN/LOSS
       $(8,977,949)    $8,977,949

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     At January 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $29,941,955, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR   EXPIRATION AMOUNT
      2003            $29,464,881
      2006                477,074

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INSTITUTIONAL SHARES                          SHARES        AMOUNT        SHARES        AMOUNT
 Shares sold                                 23,359,912   $ 246,238,107   24,629,328  $ 257,778,045
 Shares issued to shareholders in payment     1,500,543      15,786,018    1,505,096     15,719,216
 of distributions declared
 Shares redeemed                             (34,540,057)  (362,903,965) (32,702,252)  (341,913,040)
   Net change resulting from Institutional    (9,679,602) $(100,879,840)  (6,567,828) $ (68,415,779)
 Share transactions
                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INSTITUTIONAL SERVICE SHARES                  SHARES        AMOUNT        SHARES        AMOUNT
 Shares sold                                  2,011,745  $   21,176,494    1,621,629   $  17,004,372
 Shares issued to shareholders in payment       130,348       1,372,626      125,629       1,311,747
 of distributions declared
 Shares redeemed                             (1,179,138)    (12,408,501)  (2,296,071)    (23,915,560)
   Net change resulting from Institutional      962,955  $   10,140,619     (548,813)  $  (5,599,441)
 Service Share transactions
     Net change resulting from share         (8,716,647) $  (90,739,221)  (7,116,641)  $ (74,015,220)
 transactions

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to Fserv is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1998, were as follows:

Purchases      $527,652,609
Sales          $616,800,891


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Securities Fund: 2-5 Years (a Massachusetts business trust), including the schedule of portfolio of investments, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights (see pages 2 and 9 of the prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years as of January 31, 1998, the results of its operations for the year then ended, and the changes in its net assets, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
March 6, 1998


[Graphic]Federated Investors

Federated U.S. Government Securities Fund: 2-5 Years

Institutional Shares

PROSPECTUS

MARCH 31, 1998

An Open-End, Diversified, Management Investment Company

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
INSTITUTIONAL SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 31428P103

8022502A-IS (3/98)

[Graphic]






Federated U.S. Government Securities Fund: 2-5 Years

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities Fund: 2-5 Years. The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Institutional Service Shares are sold at net asset value.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at
Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS
 Summary of Trust Expenses 1 Financial Highlights -- Institutional Service Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 4 Trust Information 4 Management of the Trust 4 Distribution of Institutional Service Shares 5 Administration of the Trust 6 Net Asset Value 6 Investing in Institutional Service Shares 6 Share Purchases 6 Exchange Privilege 6 Minimum Investment Required 6 What Shares Cost 7 Exchanging Securities for Trust Shares 7 Confirmations and Account Statements 7 Dividends 7 Capital Gains 7 Redeeming Institutional Service Shares 7 Telephone Redemption 7 Written Requests 8 Accounts with Low Balances 8 Shareholder Information 8 Voting Rights 8 Tax Information 8 Federal Income Tax 8 State and Local Taxes 9 Performance Information 9 Other Classes of Shares 9 Financial Highlights -- Institutional Shares 10 Financial Statements 11 Report of Independent Public Accountants 18

SUMMARY OF TRUST EXPENSES

                    SHAREHOLDER TRANSACTION EXPENSES
                       NSTITUTIONAL SERVICE SHARES
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
   proceeds, as applicable)                                                                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)                            None
Exchange Fee                                                                                  None
                        ANNUAL OPERATING EXPENSES
                 (As a percentage of average net assets)
Management Fee                                                                               0.40%
12b-1 Fee (after waiver)(1)                                                                  0.02%
Total Other Expenses                                                                         0.37%
     Shareholder Services Fee (after waiver)(2)                                     0.23%
Total Operating Expenses(3)                                                                  0.79%

(1) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.04% absent the voluntary waivers of a portions of the 12b-1 fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                    $ 8
3 Years                                   $25
5 Years                                   $44
10 Years                                  $98

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 18.

                                                                 YEAR ENDED JANUARY 31,
                                                       1998    1997     1996     1995      1994   1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.48   $10.74   $10.11   $10.78   $10.61   $10.35
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.56     0.54     0.61     0.51     0.44     0.34
   Net realized and unrealized gain (loss) on           0.25    (0.26)    0.63    (0.67)    0.17     0.26
   investments
   Total from investment operations                     0.81     0.28     1.24    (0.16)    0.61     0.60
 LESS DISTRIBUTIONS
   Distributions from net investment income            (0.56)   (0.54)   (0.61)   (0.51)   (0.44)   (0.34)
 NET ASSET VALUE, END OF PERIOD                       $10.73   $10.48   $10.74   $10.11   $10.78   $10.61
 TOTAL RETURN(B)                                        7.97%    2.76%   12.58%   (1.42)%   5.81%    5.84%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                             0.79%    0.79%    0.79%    0.79%    0.77%    0.75%*
   Net investment income                                5.33%    5.16%    5.85%    5.00%    4.01%    5.13%*
   Expense waiver/reimbursement(c)                      0.25%    0.26%    0.25%    0.21%      --       --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $36,725  $25,791  $32,317  $33,117  $30,763  $12,987
   Portfolio turnover                                     71%      99%     117%     163%     131%      85%

* Computed on an annualized basis.

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED JANUARY 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981. On April 13, 1995, the Board of Trustees changed the name of the Trust from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Trust.

Institutional Service Shares ("Shares") of the Trust are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The Trust pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. As a matter of operating policy, which may be changed without shareholder approval, the dollar-weighted average maturity of the portfolio will not be less than two years nor more than five years. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The securities in which the Trust may invest are limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies or instrumentalities, supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its total assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the Trust's adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses
upon the sale of such commitments.     INVESTING IN SECURITIES OF OTHER
INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

PORTFOLIO TURNOVER

The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

  ADVISORY FEES

  The Trust's Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

  It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
  Federated Investors.     Federated Management and other subsidiaries of
  Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at
  work in and through 4,000 financial institutions nationwide.      The Trust
  and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees
  and could result in severe penalties.     Susan M. Nason has been the Trust's
  portfolio manager since September 1991. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

  Robert J. Ostrowski has been the Trust's portfolio manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and has been a Senior Vice President of the Trust's adviser since September 1997. Mr. Ostrowski served as Vice President of the Trust's adviser from 1993 to 1997, and as an Assistant Vice President from 1992 to 1993. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of 0.25% of the average daily net asset value of Shares of the Trust. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to receiving the payments under the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:
 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%        on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Shares in the market value of all securities and other assets of the Trust, subtracting the interest of Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated U.S. Government Securities Fund: 2-5 Years--Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 2-5 Years--Institutional Service Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company into federal funds. This is normally the next business day after State Street Bank and Trust Company receives the check.

EXCHANGE PRIVILEGE

Financial Institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Shares for Institutional Shares of the Trust.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a different minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that
financial intermediary.     The net asset value is determined as of the close of
trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day.      EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates. DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Trust redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). All proceeds will normally be wire-transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Trust's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's Institutional Service Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Shares which are sold at net asset value to accounts for which financial institutions act in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Shares are distributed with no 12b-1 Plan.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 18.

                             YEAR ENDED JANUARY 31,
                           1998      1997     1996     1995     1994     1993     1992     1991     1990       1989
 NET ASSET VALUE,          $10.48    $10.74   $10.11   $10.78   $10.61   $10.25   $ 9.87   $ 9.59   $ 9.42     $ 9.88
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income      0.59     0.57     0.64     0.54     0.46     0.57     0.71     0.75     0.79*      0.81
   Net realized and           0.25    (0.26)    0.63    (0.67)    0.17     0.36     0.38     0.28     0.17*     (0.46)
   unrealized gain (loss)
   on investments
   Total from investment      0.84     0.31     1.27    (0.13)    0.63     0.93     1.09     1.03     0.96       0.35
   operations
 LESS DISTRIBUTIONS
   Distributions from net    (0.59)   (0.57)   (0.64)   (0.54)   (0.46)   (0.57)   (0.71)   (0.75)   (0.79)     (0.81)
   investment income
 NET ASSET VALUE, END OF    $10.73   $10.48   $10.74   $10.11   $10.78   $10.61   $10.25   $ 9.87   $ 9.59     $ 9.42
 PERIOD
 TOTAL RETURN(A)              8.24%    3.01%   12.86%   (1.18)%   6.07%    9.37%   11.44%   11.18%   10.52%      3.66%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                   0.54%    0.54%    0.54%    0.54%    0.52%    0.50%    0.50%    0.51%    0.51%      0.47%
   Net investment income      5.58%    5.42%    6.07%    5.16%    4.30%    5.52%    7.08%    7.75%    8.26%      8.37%
   Expense                    0.25%    0.26%    0.25%    0.02%      --       --       --       --       --       0.03%
   waiver/reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end of     $696,613 $782,056 $871,966 $731,280 $951,528 $845,620 $779,686 $791,131 $959,728 $1,246,393
   period (000 omitted)
   Portfolio turnover           71%      99%     117%     163%     131%      85%     108%      60%     166%        82%

* The effect on the 1990 per share data as a result of the Trust's change in recording interest income to include amortization of market discounts and premiums was to increase investment income by $0.05 per share and decrease net realized and unrealized gain on investments by a corresponding amount.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED JANUARY 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

PORTFOLIO OF INVESTMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

JANUARY 31, 1998

      PRINCIPAL
       AMOUNT                                                                            VALUE
 U.S. TREASURY NOTES--98.3%
 $         55,000,000 7.750%, 12/31/1999                                             $   57,390,850
           39,340,000 7.750%, 1/31/2000                                                  41,116,988
               25,000 7.125%, 2/29/2000                                                      25,864
           35,000,000 6.875%, 3/31/2000                                                  36,079,750
           25,000,000 5.750%, 11/15/2000                                                 25,273,750
           55,000,000 5.500%, 12/31/2000                                                 55,215,050
           69,000,000 6.375%, 3/31/2001                                                  70,985,130
           25,000,000 6.500%, 5/31/2001                                                  25,846,250
           50,000,000 6.625%, 6/30/2001                                                  51,904,000
           50,000,000 6.500%, 8/31/2001                                                  51,778,500
           35,500,000 6.250%, 10/31/2001                                                 36,510,330
           60,000,000 6.125%, 12/31/2001                                                 61,503,600
           13,000,000 6.250%, 1/31/2002                                                  13,388,960
           75,000,000 6.625%, 3/31/2002                                                  78,340,500
           20,000,000 6.500%, 5/31/2002                                                  20,830,200
           25,000,000 6.250%, 6/30/2002                                                  25,814,000
           38,000,000 5.875%, 9/30/2002                                                  38,710,980
           30,000,000 5.625%, 12/31/2002                                                 30,294,000
                          TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $703,862,970)      721,008,702
 (A)REPURCHASE AGREEMENTS--0.4%
            2,825,000 BT Securities Corp., 5.610%, dated 1/30/1998, due 2/2/1998          2,825,000
                      (AT AMORTIZED COST)
                          TOTAL INVESTMENTS (IDENTIFIED COST $706,687,970)(b)         $ 723,833,702

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $706,690,184. The net unrealized appreciation of investments on a federal tax basis amounts to $17,143,518 at January 31, 1998, which consist of all appreciation.

Note: The categories of investments are shown as a percentage of net assets
      ($733,337,803) at January 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

JANUARY 31, 1998

 ASSETS:
 Investments in securities, at value (identified cost $706,687,970                   $  723,833,702
 and tax cost $706,690,184)
 Income receivable                                                                       11,032,092
 Receivable for shares sold                                                              10,800,834
   Total assets                                                                         745,666,628
 LIABILITIES:
 Payable for shares redeemed                                            $   889,071
 Income distribution payable                                              1,951,509
 Payable to Bank                                                          9,416,473
 Accrued expenses                                                            71,772
   Total liabilities                                                                     12,328,825
 Net Assets for 68,375,837 shares outstanding                                        $  733,337,803
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $  746,141,852
 Net unrealized appreciation of investments                                              17,145,732
 Accumulated net realized loss on investments                                           (29,944,169)
 Distributions in excess of net investment income                                            (5,612)
   Total Net Assets                                                                  $  733,337,803
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $696,612,680 / 64,951,620 shares outstanding                                                $10.73
 INSTITUTIONAL SERVICE SHARES:
 $36,725,123 / 3,424,217 shares outstanding                                                  $10.73

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 45,991,436
 EXPENSES:
 Investment advisory fee                                                $   3,003,737
 Administrative personnel and services fee                                    566,831
 Custodian fees                                                                40,755
 Transfer and dividend disbursing agent fees and                              222,200
 expenses
 Directors'/Trustees' fees                                                      8,019
 Auditing fees                                                                 13,794
 Legal fees                                                                     7,014
 Portfolio accounting fees                                                    117,118
 Distribution services fee--Institutional Service                              75,271
 Shares
 Shareholder services fee--Institutional Shares                             1,802,065
 Shareholder services fee--Institutional Service                               75,271
 Shares
 Share registration costs                                                      35,813
 Printing and postage                                                          27,713
 Insurance premiums                                                             6,964
 Miscellaneous                                                                 19,444
   Total expenses                                                           6,022,009
 Waivers and reimbursements--
   Waiver of distribution services fee--Institutional   $    (69,249)
   Service Shares
   Waiver of shareholder services fee--Institutional      (1,784,955)
   Shares
   Waiver of shareholder services fee--Institutional          (5,167)
   Service Shares
     Total waivers                                                         (1,859,371)
       Net expenses                                                                       4,162,638
         Net investment income                                                           41,828,798
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           229,718
 Net change in unrealized appreciation of investments                                    16,005,120
   Net realized and unrealized gain on investments                                       16,234,838
     Change in net assets resulting from operations                                    $ 58,063,636

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS


                                                                         YEAR ENDED JANUARY 31,
                                                                        1998              1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    41,828,798  $    45,808,408
 Net realized loss/gain on investments ($477,074 net loss and              229,718        2,103,327
 $2,863,569 net gain, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                     16,005,120      (24,522,667)
   Change in net assets resulting from operations                       58,063,636       23,389,068
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (40,228,730)     (44,291,755)
   Institutional Service Shares                                         (1,605,680)      (1,516,653)
     Change in net assets resulting from distributions to              (41,834,410)     (45,808,408)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          267,414,601      274,782,417
 Net asset value of shares issued to shareholders in payment of         17,158,644       17,030,963
 distributions declared
 Cost of shares redeemed                                              (375,312,466)    (365,828,600)
   Change in net assets resulting from share transactions              (90,739,221)     (74,015,220)
     Change in net assets                                              (74,509,995)     (96,434,560)
 NET ASSETS:
 Beginning of period                                                   807,847,798      904,282,358
 End of period                                                     $   733,337,803  $   807,847,798

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

JANUARY 31, 1998

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide current income by investing in U.S. government securities with remaining maturities of five years or less. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. This difference is due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.
         INCREASE (DECREASE)
                       ACCUMULATED
                      NET REALIZED
   PAID IN CAPITAL      GAIN/LOSS
    $(8,977,949)       $8,977,949

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     At January 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $29,941,955, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR    EXPIRATION AMOUNT
      2003             $29,464,881
      2006                 477,074

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INSTITUTIONAL SHARES                          SHARES        AMOUNT        SHARES        AMOUNT
 Shares sold                                 23,359,912  $  246,238,107   24,629,328  $ 257,778,045
 Shares issued to shareholders in payment     1,500,543      15,786,018    1,505,096     15,719,216
 of distributions declared
 Shares redeemed                            (34,540,057)   (362,903,965) (32,702,252)  (341,913,040)
   Net change resulting from Institutional   (9,679,602) $ (100,879,840)  (6,567,828) $ (68,415,779)
   Share transactions
                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INSTITUTIONAL SERVICE SHARES                  SHARES        AMOUNT        SHARES        AMOUNT
 Shares sold                                  2,011,745  $   21,176,494    1,621,629  $  17,004,372
 Shares issued to shareholders in payment       130,348       1,372,626      125,629      1,311,747
 of distributions declared
 Shares redeemed                             (1,179,138)    (12,408,501)  (2,296,071)   (23,915,560)
   Net change resulting from Institutional      962,955  $   10,140,619     (548,813) $  (5,599,441)
   Service Share transactions
     Net change resulting from share         (8,716,647) $  (90,739,221)  (7,116,641) $ (74,015,220)
     transactions

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to Fserv is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1998, were as follows:

Purchases    $527,652,609
Sales        $616,800,891


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Securities Fund: 2-5 Years (a Massachusetts business trust), including the schedule of portfolio of investments, as of January 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights (see pages 2 and 10 of the prospectus) for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years as of January 31, 1998, the results of its operations for the year then ended, and the changes in its net assets, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
March 6, 1998

NOTES

NOTES

[Graphic]Federated Investors

Federated U.S. Government Securities Fund: 2-5 Years

Institutional Service Shares

PROSPECTUS

MARCH 31, 1998

An Open-End, Diversified, Management Investment Company

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
INSTITUTIONAL SERVICE SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 31428P202

8022502A-SS (3/98)

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FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

The Institutional Shares and Institutional Service Shares represent interests in a diversified portfolio of securities of Federated U.S. Government Securities
Fund: 2-5 Years. This Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Institutional Service Shares dated March 31, 1998. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated March 31, 1998

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Cusip 31428P103
Cusip 31428P202
8022502B (3/98)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE TRUST                                      1
 INVESTMENT OBJECTIVE AND POLICIES                                        1
 Types of Investments                                                     1
 When-Issued and Delayed Delivery Transactions                            1
 Repurchase Agreements                                                    1
 Investing in Securities of Other Investment Companies                    1
 Portfolio Turnover                                                       1
 INVESTMENT LIMITATIONS                                                   1
 Selling Short and Buying on Margin                                       1
 Borrowing Money                                                          2
 Pleding Assets                                                           2
 Lending Cash or Securities                                               2
 Issuing Senior Securities                                                2
 FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS MANAGEMENT          2
 Trust Ownership                                                          6
 Trustee Compensation                                                     7
 Trustee Liability                                                        7
 INVESTMENT ADVISORY SERVICES                                             7
 Adviser to the Trust                                                     7
 Advisory Fees                                                            7
 BROKERAGE TRANSACTIONS                                                   8
 OTHER SERVICES                                                           8
 Trust Administration                                                     8
 Custodian and Portfolio Accountant                                       8
 Transfer Agent                                                           8
 Independent Public Accountants                                           8
 PURCHASING SHARES                                                        9
 Distribution Plan (Institutional Service Shares only) and Shareholder
 Services                                                                 9
 Conversion to Federal Funds                                              9
 DETERMINING NET ASSET VALUE                                              9
 Determining Market Value of Securities                                   9
 REDEEMING SHARES                                                        10
 EXCHANGING SECURITIES FOR TRUST SHARES                                  10
 Tax Consequences                                                        10
 MASSACHUSETTS PARTNERSHIP LAW                                           10
 TAX STATUS                                                              10
 The Trust's Tax Status                                                  10
 Shareholders' Tax Status                                                10
 TOTAL RETURN                                                            11
 YIELD                                                                   11
 PERFORMANCE COMPARISONS                                                 11
 Duration                                                                12
 ABOUT FEDERATED INVESTORS                                               12
 Mutual Fund Market                                                      13
 Institutional Clients                                                   13
 Bank Marketing                                                          13
 Broker/Dealers and Bank Broker/Dealer Subsidiaries                      13

GENERAL INFORMATION ABOUT THE TRUST

Federated U.S. Government Securities Fund: 2-5 Years was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981. On April 13, 1995, the Board of Trustees changed the name of the Trust from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years.

Shares of the Trust are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.

INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is current income.

TYPES OF INVESTMENTS

The Trust invests only in U.S. government securities with remaining maturities of five years or less. This investment policy and the objective stated above cannot be changed without approval of shareholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. As a matter of operating policy, the Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of
Trustees ("Trustees").     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust may invest in the securities of affiliated money market funds as an efficient means of managing the Trust's uninvested cash.

PORTFOLIO TURNOVER

The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended January 31, 1998, and 1997, the portfolio turnover rates were 71% and 99%, respectively.
     INVESTMENT LIMITATIONS

The Trust will not change any of the investment limitations described below without approval of shareholders.

SELLING SHORT AND BUYING ON MARGIN

The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

BORROWING MONEY

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. However, such use will not assure that portfolio securities will not be liquidated at a disadvantageous time.

Interest paid by the Trust on borrowed funds will not be available for investment. While borrowings are outstanding, no portfolio securities may be purchased by the Trust.

PLEDGING ASSETS

The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Trust will not lend any of its assets, except that it may purchase or hold U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

ISSUING SENIOR SECURITIES

The Trust will not issue senior securities, except as permitted by its investment objective and policies.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its total assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

As a matter of operating policy, the Trust will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated U.S. Government Securities Fund: 2-5 Years, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A. and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Glen R. Johnson

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President, and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the
Board.     As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series,
Inc.      TRUST OWNERSHIP

Officers and Trustees own less than 1% of the Trust's outstanding shares.

As of March 2, 1998, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Trust: Charles Schwab & Company, Inc., San Francisco, California, owned approximately 5,872,457 shares (8.9%).

As of March 2, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: Charles Schwab & Company, Inc., San Francisco, California, owned approximately 331,701 shares (8.92%); Chittenden Bank, Burlington, Vermont, owned approximately 327,637 shares (8.81%); Investors Fiduciary Trust Company, Kansas City, Missouri, owned approximately 278,463 shares (7.49%); and City National Bank & Trust Company,
Guymon Oklahoma, owned approximately 223,266 shares (6.01%).      TRUSTEE
COMPENSATION
                            AGGREGATE

           NAME,          COMPENSATION

       POSITION WITH           FROM           TOTAL COMPENSATION PAID

           TRUST              TRUST*             FROM FUND COMPLEX+

  John F. Donahue         $0             $0 for the Trust and

  Chairman and Trustee                   56 other investment companies in
                                         the Fund Complex

  Thomas G. Bigley        $1,632.57      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  John T. Conroy, Jr.     $1,796.09      $122,362 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  William J. Copeland     $1,796.09      $122,362 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  James E. Dowd           $1,796.09      $122,362 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Lawrence D. Ellis, M.D. $1,632.57      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Edward L. Flaherty, Jr. $1,796.09      $122,362 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Peter E. Madden         $1,632.57      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  John E. Murray, Jr.     $1,632.57      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Wesley W. Posvar        $1,632.57      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

  Marjorie P. Smuts       $1,632.57      $111,222 for the Trust and

  Trustee                                56 other investment companies in
                                         the Fund Complex

* Information is furnished for the fiscal year ended January 31, 1998.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J.
Christopher Donahue.      The adviser shall not be liable to the Trust, or any
shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectuses. During the fiscal years ended January 31, 1998, 1997, and 1996, the Trust's adviser earned $3,003,737, $3,384,916, and $3,325,210, respectively, of which $0, $69,622, and $0,
respectively, were voluntarily waived.      BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.
Research services provided by brokers and dealers may be used by the adviser or by affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended January 31, 1998, 1997,
and 1996, the Trust paid no brokerage commissions.      Although investment
decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Serves, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended January 31, 1998, 1997, and 1996, the Administrators earned $566,831, $639,583,
and $629,145, respectively.      CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Trust are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the respective prospectuses under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER
SERVICES

As explained in the respective prospectuses, with respect to Shares of the Trust, the Trust has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares, the Trust has adopted a Distribution Plan (the "Plan").

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Plan, the Trustees expect that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended January 31, 1998, payments in the amount of $75,271 were made by Institutional Service Shares pursuant to the Plan, $69,249 of which was waived. In addition, for the fiscal year ended January 31, 1998, the Trust's Institutional Service Shares and Institutional Shares paid shareholder service fees in the amount of $75,271 and $1,802,065, respectively, of which $5,167 and $1,784,955, respectively, were waived.

CONVERSION TO FEDERAL FUNDS

It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank and Trust Company ("State Street Bank") acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Trust are described in the respective prospectuses.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Trust's portfolio securities are determined as follows:

   * according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees; or
   * for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.

REDEEMING SHARES

The Trust redeems Shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Institutional Shares" or "Redeeming Institutional Service Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange U.S. government securities they already own for Shares of either class, or they may exchange a combination of U.S. government securities and cash for Shares of either class. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Trust values securities in the same manner as the Trust values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One share will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Trust, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   * invest in securities within certain statutory limits; and

   * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

TOTAL RETURN

The Trust's average annual total returns for Institutional Shares for the one-year, five-year, and since inception periods ended January 31, 1998, were 8.24%, 5.69%, and 8.41%, respectively.

The Trust's average annual total returns for Institutional Service Shares for the one-year, five-year, and since inception periods ended January 31, 1998,
were 7.97%, 5.43%, and 6.01%, respectively.      The average annual total return
for both classes of Shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The Trust's yield for Institutional Shares for the thirty-day period ended January 31, 1998, was 5.16%.

The Trust's yield for Institutional Service Shares for the thirty-day period ended January 31, 1998, was 4.91%.

The yield for both classes of Shares of the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of Shares over a thirty-day period by the offering price per share of either class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Trust's expenses or either class of Share's expenses;
     and
   * various other factors.

Either class of Shares' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.
   * MERRILL LYNCH 1-5 YEAR TREASURY INDEX is an unmanaged index comprised of U.S. Treasury securities maturing between 1 and 4.99 years.
   * MERRILL LYNCH 3-YEAR TREASURY INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes.
   * MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for both classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on monthly reinvestment of dividends over a specified period of time.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or in a portfolio of fixed-income securities. Duration describes the magnitude of the change in the price of a bond relative to a given change in the market rate of interest, and depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed-income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted present values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the government sector, as of December 31, 1997, Federated Investors managed 9 mortgaged-backed, 6 government/agency, and 17 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion, and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed-income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwidewe have over 2,200 broker/dealer and bank broker/dealer relationships across the countrysupported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute Trust Organizations





PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
            (a)   Financial Statements. (Filed in Part A)
            (b)   Exhibits:
                  (1)   (i)   Conformed Copy of Amended and Restated
                              Declaration of Trust, (2.);
                        (ii)  Conformed Copy of Amendment No. 4 to the
                              Declaration of Trust(4.);
                        (iii) Conformed Copy of Amendment No. 5 to the
                              Declaration of Trust; (5.);
                         (iv) Conformed Copy of Amendment No. 6 to the
                              Declaration of Trust; (5.);
                   (2) (i) Copy of Amended and Restated By-Laws of the Registrant (4.); (ii) Copy of Amendment No.5 to
                         By-Laws of Registrant;+
                   (3)  Not applicable;
                   (4) (i) Copy of Specimen Certificate for Institutional Shares of the Trust(3.); (ii) Copy of Specimen Certificate for Institutional Service Shares of the Trust(3.);
                   (5) Conformed Copy of Investment Advisory Contract of the Registrant (1.); (6) (i) Conformed Copy of Distributor's Contract of the
                              Registrant (6.);
                         (ii) The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement;
                              and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b)(6) of the Cash Trust Series II
                              Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers
                              33-38550 and 811-6269);
                   (7)  Not applicable;



                  ......
 +    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 19, 1990. (File Nos. 2-75769 and 811-3387)

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed March 24, 1993. (File Nos. 2-75769 and 811-3387)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed March 25, 1994. (File Nos. 2-75769 and 811-3387)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed March 29, 1995. (File Nos. 2-75769 and 811-3387)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 26, 1996. (File Nos. 2-75769 and 811-3387)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 24, 1997. (File Nos. 2-75769 and 811-3387)








                   (8) (i)Conformed Copy of Custodian Agreement of the Registrant (3.); (ii)Conformed copy of Domestic Custodian Fee Schedule;+
                   (9) (i) Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement Agreement of the Registrant (6.); (ii) The responses described in Item 24(b)(6)are hereby incorporated by reference; (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated
                        GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 26, 1996.
                        (File Nos. 2-75670 and 811-3375).
                          (iv)The Registrant hereby incorporates the conformed
                              copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 26, 1996. (File Nos. 2-75670 and 811-3375).
                           (v)Conformed Copy of Amended and Restated
                              Shareholder Services Agreement;+
                  (10) Opinion and Consent of Counsel as to Legality of Shares being Registered(3.);
                  (11) Conformed Copy of Consent of Independent Public Accountants;+
                  (12)  Not applicable;
                  (13)  Conformed Copy of Initial Capital Understanding (3.);
                  (14)  Not applicable;
                  (15)  Conformed copy of Rule 12b-1 Plan of the
                        Registrant (3.);
                  (16) Copy of Schedule for Computation of Trust Performance Data;(5.);
                  (17)  Copy of Financial Data Schedules;+
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                  (19)  Conformed Copy of Power of Attorney (6.);


Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed March 25, 1994. (File Nos. 2-75769 and 811-3387)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 26, 1996. (File Nos. 2-75769 and 811-3387)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 24, 1997. (File Nos. 2-75769 and 811-3387)



Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                        as of March 2, 1998

            Shares of Beneficial Interest
            (no par value)

            Institutional Shares                       4,043
            Institutional Service Shares                 729

Item 27.    Indemnification: (1.)

Item 28.    Business and Other Connections of Investment Adviser:

            (a) For a description of the other business of the investment adviser, see the section entitled "Trust Information Management of the Trust"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated U.S. Government Securities Fund: 2-5 Years Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.


         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Josephn M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1 dated January 20, 1982. (File Nos. 2-75769 and 811-3387)





                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.











Item 29.    Principal Underwriters:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
     Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779




Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779





William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



            (c) Not applicable.










Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Federated Investors Tower
                                                Pittsburgh, PA  15222-3779

            Federated Shareholder Services
            Company                             P.O. Box 8600
            ("Transfer Agent, Dividend          Boston, MA 02266-8600
            Disbursing Agent and
            Portfolio Recordkeeper")

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   Pittsburgh, PA  15222-3779

            Federated Management                Federated Investors Tower
            ("Adviser")                         Pittsburgh, PA  15222-3779

            State Street Bank and Trust         c/o Federated Shareholder
                                                Company   Services Company
            ("Custodian")                       P.O. Box 8600
                                                Boston, MA  02266-8600


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of March, 1998.


              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
                  BY: /s/ Karen M. Brownlee
                  Karen M. Brownlee, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  March 26, 1998


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


    NAME                            TITLE                         DATE
By: /s/Karen M. Brownlee          Attorney In Fact          March 26, 1998
    Karen M. Brownlee             For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Treasurer,Executive Vice
                                  President, and Secretary
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney